Note 17 - Related Party Transactions (Details Textual) - USD ($)		1 Months Ended				12 Months Ended
	Dec. 06, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Dec. 31, 2018
Conversion of Loan Payable as Part of Private Placement Financing [Member]
Debt Conversion, Original Debt, Amount	$ 2,950,000	$ 2,950,000
Affiliate of Lee’s [Member] | Private Placement in a related Party Transaction [Member]
Related Party Transaction, Amounts of Transaction					$ 2,600,000
Affiliate of Lee’s [Member] | Converting Existing Loans Payable [Member]
Related Party Transaction, Amounts of Transaction			$ 6,000,000
Lee’s Pharmaceutical Holdings Limited [Member]
Due to Related Parties, Total		500,000	$ 500,000			$ 500,000
Lee’s Pharmaceutical Holdings Limited [Member] | Bank Credit Facility is Guaranteed [Member]
Related Party Transaction, Amounts of Transaction						$ 4,600,000
Lee’s Pharmaceutical Holdings Limited [Member] | Purchase of KL4 Surfactant Raw Materials on Behalf of Lee's [Member]
Due from Related Parties, Total		$ 800,000
Affiliate of Panacea [Member] | Secured Convertible Promissory Note [Member]
Related Party Transaction, Amounts of Transaction				$ 1,500,000
Rui Jin (HK) Consulting Management Company Limited, an Affiliate of Panacea [Member]
Related Party Transaction, Shares Issued (in shares)		32,143				38,138
Lee’s Pharmaceutical Holdings Limited [Member] | Windtree Therapeutics [Member]
Ownership Percentage		35.00%	40.00%			40.00%
Lee’s Pharmaceutical Holdings Limited [Member] | CVie Investment [Member]
Ownership Percentage			49.00%			49.00%
KPCB [Member] | Windtree Therapeutics [Member]
Ownership Percentage		11.00%	14.00%			14.00%
KPCB [Member] | CVie [Member]
Ownership Percentage			27.00%			27.00%
Panacea [Member] | Windtree Therapeutics [Member]
Ownership Percentage		15.00%